Subsequent Events (Details Narrative) - USD ($)																																3 Months Ended		6 Months Ended
	Jan. 01, 2019	Sep. 11, 2018	Sep. 07, 2018	Sep. 06, 2018	Sep. 05, 2018	Sep. 04, 2018	Aug. 31, 2018	Aug. 29, 2018	Aug. 28, 2018	Aug. 27, 2018	Aug. 24, 2018	Aug. 20, 2018	Aug. 13, 2018	Aug. 08, 2018	Aug. 07, 2018	Aug. 03, 2018	Aug. 02, 2018	Jul. 31, 2018	Jul. 30, 2018	Jul. 26, 2018	Jul. 25, 2018	Jul. 24, 2018	Jul. 23, 2018	Jul. 22, 2018	Jul. 17, 2018	Jul. 15, 2018	Jul. 13, 2018	Jul. 10, 2018	Jul. 06, 2018	Jul. 02, 2018	Mar. 02, 2017	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017
Debt conversion shares																															16,667	63,842,216	129,142,548	27,000,000
Debt conversion price per share																																$ 0.02	$ 0.01	$ 0.02
Debt conversion price per share, minimum																																0.008	0.002	0.01
Debt conversion price per share, maximum																																$ 0.04	$ 0.04	$ 0.04
Debt conversion amount																															$ 50,000	$ 1,095,100	$ 1,413,317
common stock, average price per share																															$ 3.00					$ 0.14
Proceeds from issuance of common stock																																		$ 405,773
Subsequent Event [Member]
Debt conversion shares	31,044,271	1,978,955	2,283,474	3,223,755	1,383,474	1,383,192	3,972,976	3,851,850	4,549,363	1,768,581	3,860,710	3,271,053	3,125,000	2,162,935	2,173,913	1,184,459	2,119,125	1,857,550	1,388,889	1,273,885	1,112,347	2,170,222	1,718,250	2,056,993	1,128,704	1,550,185	1,582,846	1,024,621	1,614,885	1,262,785
Debt conversion price per share	$ 0.01	$ 0.02	$ 0.002	$ 0.002	$ 0.002		$ 0.003	$ 0.002	$ 0.002	$ 0.003	$ 0.003	$ 0.004	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.03	$ 0.03	$ 0.03
Debt conversion price per share, minimum	0.009
Debt conversion price per share, maximum	$ 0.01
Debt conversion amount	$ 279,708
Common stock issued	29,600,000
common stock, average price per share	$ 0.01
Proceeds from issuance of common stock	$ 277,401
Subsequent Event [Member] | Put Notices [Member]
Proceeds from issuance of common stock	$ 120,000